Fees Summary	Jan. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,404,255,351.30
Previously Paid Amount	0.00
Total Fee Amount	608,227.68
Total Offset Amount	0.00
Net Fee	$ 608,227.68